UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: Septembre 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Pershing Square Capital Management, L.P.
Address: 888 Seventh Avenue
         42nd Floor
         New York, New York  10019

13F File Number:  28-11694

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      William A Ackman
Title: Managing Member of PS Management GP, LLC, the General Partner of the Institutional Investment Manager filing this report
Phone:     212-813-3700

Signature, Place, and Date of Signing:

     William A Ackman     New York, NY/USA     November 16, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         2

Form13F Information Table Entry Total:     14

Form13F Information Table Value Total:     $3,129,445 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


1    28-11695                      Pershing Square GP, LLC
2    28-11926                      Pershing Square Holdings GP, LLC
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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AUTOMATIC DATA PROCESSING IN   COM              053015103   154675  3935751 SH       SOLE                  3935751        0        0
AUTOMATIC DATA PROCESSING IN   COM              053015103    85776  2182602 SH       SHARED  1                   0  2182602        0
BORDERS GROUP INC              COM              099709107    32712 10518447 SH       SOLE                 10518447        0        0
BORDERS GROUP INC              COM              099709107      247    79533 SH       SHARED  1                   0    79533        0
CORRECTIONS CORP AMER NEW      COM NEW          22025y407   106705  4711027 SH       SOLE                  4711027        0        0
CORRECTIONS CORP AMER NEW      COM NEW          22025y407    59900  2644593 SH       SHARED  1                   0  2644593        0
E M C CORP MASS                COM              268648102   639040 37502329 SH       SOLE                 37502329        0        0
E M C CORP MASS                COM              268648102   360847 21176451 SH       SHARED  1                   0 21176451        0
GREENLIGHT CAPITAL RE LTD      CLASS A          G4095J109     2986   158856 SH       SOLE                   158856        0        0
GREENLIGHT CAPITAL RE LTD      CLASS A          G4095J109     1714    91144 SH       SHARED  1                   0    91144        0
MCDONALDS CORP                 COM              580135101   302774  5305302 SH       SOLE                  5305302        0        0
MCDONALDS CORP                 COM              580135101   167792  2940110 SH       SHARED  1                   0  2940110        0
TARGET CORP                    COM              87612E106   769918 16493541 SH       SOLE                 16493541        0        0
TARGET CORP                    COM              87612E106   444359  9519258 SH       SHARED  2                   0  9519258        0